Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Aug. 04, 2020	Dec. 31, 2019	Feb. 22, 2019	Dec. 31, 2018
Preferred stock, par value			$ 0.001		$ 0.001
Preferred stock, shares authorized			10,000,000		10,000,000
Preferred stock, shares issued			925,000		0
Preferred stock, shares outstanding			925,000		0
Common stock, par value	$ 0.001		$ .001		$ .001
Common stock, shares authorized	500,000,000		200,000,000		200,000,000
Common stock, shares issued	186,444,137		167,382,807		138,553,655
Common stock, shares outstanding	186,444,137		167,382,807		138,553,655
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000	2,000,000
Preferred stock, shares issued	0		925,000
Preferred stock, shares outstanding	0		925,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	8,000,000	10,000,000	8,000,000
Preferred stock, shares issued	5,309,884		0
Preferred stock, shares outstanding	5,309,884		0